Schedule of transaction and balances of other parties (Details) - BRL (R$) R$ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Other current receivables		R$ 17,706		R$ 17,706
Current trade payables		11,077,197		11,077,197		R$ 8,996,206
Revenue		12,389,985	R$ 9,942,591	34,618,863	R$ 27,995,582
[custom:Purchase]	[1]	(151,437)		(205,967)
[custom:Revenue1]	[1]	33,227		43,326
Marfrig Global Foods [Member]
Disclosure of transactions between related parties [line items]
Other current receivables		4,813		4,813
Current trade payables		(21,708)		(21,708)
Revenue	[1]	12,982		20,925
[custom:Purchase]	[1]	(96,907)		(151,437)
Marfrig Chile [Member]
Disclosure of transactions between related parties [line items]
Other current receivables		610		610
Revenue	[1]	899		3,055
Quick Foods [Member]
Disclosure of transactions between related parties [line items]
Other current receivables		12,184		12,184
Revenue	[1]	19,207		19,207
Marfrig Alimentos [Member]
Disclosure of transactions between related parties [line items]
Other current receivables		99		99
Revenue	[1]	139		139
[custom:Purchase]	[1]	R$ (54,530)		R$ (54,530)

[1]	The period ranges from May 21,2021 to September 30, 2021.